Discontinued Operations - Statement of Operations and Comprehensive Income (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations
Revenue	$ 0	$ 0	$ 0
Cost of sales	0	0	0
Gross profit	0	0	0
Other revenue	14,398	16,754	16,413
Selling, general and administrative expenses	(8,879)	(16,660)	(12,979)
Gain on disposal of subsidiaries	47,845	171,809	141,341
Interest income	0	24	45
Profit before income tax	53,364	171,927	144,820
Income tax expense	0	0	0
Profit for the year	53,364	171,927	144,820
Other comprehensive income
Exchange gain/(loss) on translation of financial statements of foreign operations	0	6,674	(813)
Income from discontinued operations attributable to members of the Company	$ 53,364	$ 178,601	$ 144,007